Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets	$ 155,542,000	$ 155,542,000	$ 13,684,000
Ivanhoe Capital Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers	0	0
Fair value assets level 2 to level 1 transfers	0	0
Fair value assets transferred into (out of) level 3	$ 0	$ 0
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets			13,684,000	$ 25,781,000
Fair Value, Recurring [Member] | Ivanhoe Capital Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets			0
Fair value liabilities			$ 0